Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Profit before taxation			$ 15,615	$ 13,785	$ 18,662
Prima facie tax payable at UK rate			3,904	3,239	3,546
Higher rate of taxation of 30% on Australian earnings			613	835	1,550
Other tax rates applicable outside the UK and Australia			(303)	(2)	(17)
Tax effect of profit from equity accounted units, related impairments and expenses			(210)	(159)	(109)
Impact of changes in tax rates			(15)	(173)	(11)
Resource depletion allowances			(10)	(11)	(40)
Recognition of previously unrecognised deferred tax assets			(640)	(157)	(261)
Write-down of previously recognised deferred tax assets			203	0	932
Utilisation of previously unrecognised deferred tax assets			(42)	(10)	(37)
Unrecognised current year operating losses			185	567	212
Uncertain tax provision			295	0	0
Deferred tax arising on internal sale of assets in Canadian operations			0	(364)	0
Adjustments in respect of prior periods			(13)	31	(222)
Other items			74	36	71
Total taxation charge			$ 4,041	$ 3,832	$ 5,614
Weighted average statutory corporation tax rate			29.00%	31.00%	29.00%
Deferred tax arising on internal sale of assets in Canadian operations			$ 0	$ 364	$ 0
Current tax expense related to Pillar Two income taxes			$ 1
Energy Resources of Australia Ltd
Income Taxes [Line Items]
Group interest (voting %)	98.43%	86.30%	98.43%
Australia
Income Taxes [Line Items]
Recognition of previously unrecognised deferred tax assets			$ 443
Mongolia
Income Taxes [Line Items]
Uncertain tax provision			$ 295